Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Warrants, net of issue expenses	$ 1,307	$ 3,703	$ 1,382
Warrants exercise, net of issue expenses	$ 980